Share Capital - Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of stock options outstanding, beginning of year (in options) | shares	19,967,000	22,645,000
Number of stock options granted (in options) | shares	4,241,000	5,610,000
Number of share options exercised in share-based payment arrangement (in options) | shares	0	(2,000)
Number of share options surrendered for cash (in options)	(4,000)	(1,772,000)
Number of stock options expired or forfeited (in options) | shares	(5,706,000)	(6,514,000)
Number of stock options outstanding, end of year (in options) | shares	18,498,000	19,967,000
Number of stock options exercisable, end of year (in options) | shares	10,596,000	10,461,000
Weighted average exercise price of stock options outstanding, beginning of year (in cad per option)	$ 21.48	$ 23.96
Weighted average exercise price of stock options granted (in cad per option)	14.31	17.21
Weighted average exercise price of share options exercised in share-based payment arrangement (in cad per option)	0.00	15.67
Weighted average exercise price of share options surrendered for cash (in cad per option)	15.67	15.82
Weighted average exercise price of stock options expired/forfeited (in cad per option)	28.27	27.69
Weighted average exercise price of stock options outstanding, end of year (in cad per option)	17.75	21.48
Weighted average exercise price of options exercisable (in cad per option)	19.27	25.87
Weighted average fair value (in CAD per option)	$ 0.25	$ 0.65